IMPAIRMENT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of long-term assets	Impairment of long-term assets as at December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
FSRU conversion parts (see note 23)	500	500	500